SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In July 2016, the Company entered into a senior secured term loan facility in an amount of up to $109.2 million with ING Bank. The facility matures on June 30, 2021, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 17 years. It will be used to part finance the acquisition made in June 2016 of the two VLCC newbuildings and is available in two equal tranches. The loan agreement contains a loan-to-value clause, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under the agreement decrease below a required level. In addition, the loan agreement contains certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant.

In July 2016, the Company awarded 1,170,000 share options to members of the Board of Directors and management in accordance with the terms of the Company's Share Option Scheme. The share options will have a five-year term and will vest equally one third over a three-year vesting period. The exercise price is $8.00 and will be adjusted for any distribution of dividends made before the relevant options are exercised.

In August 2016, the Company announced a cash dividend of $0.20 per share for the second quarter of 2016.

In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 18 years. It will be used to part finance eight of our newbuildings and will be secured by four Suezmax tankers and four LR2 tankers. The loan agreement contains a loan-to-value clause, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under the agreement decrease below a required level. In addition, the loan agreement contains certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant.

In August 2016 the Company secured a commitment for a second facility with China Exim Bank in an amount of up to $321.6 million. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with Frontline’s other credit facilities and has an amortization profile of 15 years. This facility is insured by SinoSure, subject to their final approval, will be used to part finance eight of our newbuildings and will be secured by four Suezmax tankers and four LR2 tankers. The financing is subject to final documentation.

In August 2016, Frontline secured a commitment for a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2022, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The facility will be used to part finance two of our existing VLCC newbuilding contracts or acquisition of two similar VLCCs. The financing is subject to final documentation.

In August 2016, the Suezmax newbuilding, Front Challenger, was delivered to the Company.

The first five MR tankers, Front Avon, Front Dee, Front Mersey, Front Clyde and Front Esk, of the six the Company agreed to sell in June 2016 were delivered to the buyer in August and September 2016.

In September 2016, the VLCC newbuilding, Front Duke, and the Suezmax newbuildings, Front Crown and Front Altair, were delivered to the Company.

In October 2016, the Company entered into an agreement with STX to terminate the contracts for four VLCC newbuildings due for delivery in 2017. The contracted price of these vessels was $364.3 million, of which the Company has paid installments of $45.5 million. Following the contract terminations, the Company has been released of any and all obligations relating to the contracts, and has received all installment payments made to STX, less a $0.5 million cancellation fee per vessel.